Document And Entity Information	3 Months Ended
Sep. 30, 2025
Document And Entity Information
Document Type	S-1/A
Entity Registrant Name	ATLASCLEAR HOLDINGS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001963088
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1